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                                ROPES & GRAY LLP
                             ONE INTERNATIONAL PLACE
                           BOSTON, MASSACHUSETTS 02110

May 1, 2007                                    Michael A. Szkodzinski
                                               617-951-7752
                                               Michael.Szkodzinski@ropesgray.com

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re: GMO Trust (the "Trust") (File Nos. 2-98772 and 811-04347)

Dear Ladies and Gentlemen:

      Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the "Securities Act"), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act"), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 127 to the Trust's Registration Statement under the Securities Act and Post-Effective Amendment No. 156 to the Trust's Registration Statement under the 1940 Act on Form N-1A ("Amendment No. 127/156"), including:
(i) a GMO Trust Prospectus and Statement of Additional Information (relating to forty-three of the forty-eight series of the Trust); (ii) a GMO Trust Class M Shares Prospectus and Statement of Additional Information (relating to Class M shares of six of the forty-eight series of the Trust); (iii) a Supplement Regarding Multiple Classes; and (iv) other information and the signature page. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust.

      This Amendment No. 127/156 is being filed in connection with the Trust's annual update. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 127/156 become effective sixty days after filing.

      If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7752 or Tim Collins of this office at (617) 951-7946.

Very truly yours,

/s/ Michael A. Szkodzinski

Michael A. Szkodzinski

Enclosures

cc: J.B. Kittredge, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Jason Harrison, Esq., Grantham, Mayo, Van Otterloo & Co. LLC

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Securities and Exchange Commission               - 2 -              May 1, 2006

      Thomas R. Hiller, Esq.

      Elizabeth J. Reza, Esq.